RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			3 Months Ended	5 Months Ended
	Oct. 27, 2020	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 29, 2020	Sep. 04, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 278,631
Over-allotment | Private Placement Warrants
Related Party Transaction [Line Items]
Advance received from related party				2,621,369
IPO
Related Party Transaction [Line Items]
Repaid to related party					$ 2,621,369
Affiliate
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 10,000
Expenses incurred and paid			$ 30,000	20,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 300,000
Repayment of promissory note - related party	$ 278,631
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant				$ 1.50